CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Parenthetical) (Details)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)	Mar. 17, 2021 USD ($)	Feb. 02, 2021 USD ($)
Debt Instrument [Line Items]
Principal amount | ¥		¥ 63,042,155
February Note
Debt Instrument [Line Items]
Principal amount	$ 5,000,000			$ 5,000,000
Conversion price | $ / shares	$ 14.00
Interest rate (as a percent)	6.00%	6.00%		6.00%
March Note
Debt Instrument [Line Items]
Principal amount	$ 20,000,000		$ 20,000,000
Interest rate (as a percent)	6.00%	6.00%	6.00%